Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Property, Plant and Equipment [Line Items]
Sub-total	$ 882,819	$ 113,460	$ 97,663
Less: accumulated depreciation	(109,779)	(14,109)	(23,529)
Property and equipment, net	773,040	99,351	74,134
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Sub-total	104,261	13,400	97,663
Motor Car [Member]
Property, Plant and Equipment [Line Items]
Sub-total	$ 778,558	$ 100,060